Equity (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Billions		3 Months Ended		9 Months Ended		11 Months Ended
	Aug. 21, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jul. 30, 2024	Aug. 28, 2023
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		13.3		49.4		71.4
Number of shares repurchased price per share		$ 76.68		$ 80.15
Stock Repurchase Program, Authorized Amount		$ 1.0		$ 4.0
Common stock shares authorized to be repurchased							90.0
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		0.00%	0.00%	0.00%
Purchase of treasury shares at 2% discount					16.8
Purchase of treasury shares at no discount		1.6	2.0	4.9	2.0
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				5.00%
Tranche One [Member] | Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					0.00%
Tranche Two [Member] | Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					2.00%
Ordinary share transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock	$ 1.02